UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22488

Blackstone / GSO Long-Short Credit Income Fund
(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor
New York, New York 10154
 (Address of principal executive offices) (Zip code)

Marisa Beeney
345 Park Avenue, 31st Floor
New York, New York 10154
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 831-5776

Date of fiscal year end: December 31

Date of reporting period: July 1, 2014 – June 30, 2015

Item 1 – Proxy Voting Record.

The Registrant did not hold any portfolio securities that entitled the Registrant to vote at any shareholder meeting and accordingly did not vote any proxies during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Long-Short Credit Income Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chairman, President and Chief Executive Officer

Date:August 28, 2015